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                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                         VARIABLE ANNUITY ACCOUNT FOUR



                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 1998


        The "Dogs" of Wall Street portfolio is currently not available for sale in all states. Please contact your financial representative or Anchor National Life Insurance Company at 1-800-445-SUN2, for specific information regarding availability of this Portfolio.



Date:  April 1, 1998





               Please keep this Supplement with your Prospectus.